Financial Risk Management - Foreign exchange risk Narrative (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in actuarial assumption	10.00%
Percentage of reasonably possible decrease in actuarial assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component	$ 76,000	$ 92,000	$ (61,000)
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component	$ (76,000)	$ (92,000)	$ 61,000
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in actuarial assumption	10.00%
Percentage of reasonably possible decrease in actuarial assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component	$ 0